Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500

6. Reconciliation of Financial Statements to Form 5500

The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$1,697,061,929	$1,551,332,975
Amounts allocated to withdrawing participants	(310,255)	(29,787)
Net assets available for benefits per the Form 5500	$1,696,751,674	$1,551,303,188

The following is a reconciliation of net increase per the financial statements to the Form 5500:

Year ended December 31, 2025
Total net increase per the financial statements	$145,728,954
Amounts allocated to withdrawing participants at December 31, 2024	29,787
Amounts allocated to withdrawing participants at December 31, 2025	(310,255)
Total net increase per the Form 5500	$145,448,486